Financial Instruments - Additional Information (Detail) - CAD ($)	3 Months Ended				9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 1,079,943,000,000	$ 1,139,933,000,000	$ 993,524,000,000		$ 1,079,943,000,000
Decreases (increases) in the Bank's before-tax annual earnings		59,000,000		$ 64,000,000	68,000,000
The unrealized foreign currency translation gains		356,000,000		$ 382,000,000	360,000,000
Derivative liabilities transferred into Level 3	0	0	0
Derivative liabilities transferred out of Level 3	0	0	0
Derivative asset transferred out of Level 3	0	0	0
Derivative asset transferred into Level 3	0	0	0
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	165,441,000,000				165,441,000,000
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	914,502,000,000				914,502,000,000
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	353,171,000,000	351,461,000,000	353,216,000,000		353,171,000,000
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	87,393,000,000	87,000,000,000	92,000,000,000		87,393,000,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	47,000,000,000	$ 45,000,000,000	$ 47,000,000,000		47,000,000,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 265,778,000,000				$ 265,778,000,000
Percentage of residential mortgage portfolio insured	39.00%	38.00%	39.00%		39.00%
Percentage of residential mortgage portfolio uninsured to average loan value	53.00%	53.00%	55.00%		53.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio					80.00%